Commitments and Contingencies - Schedule of Future Minimum Payments Under Operating Leases (Detail) - Dec. 31, 2018 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
2019	¥ 70,231	$ 10,215
2020	49,898	7,257
2021	3,308	481
2022	3,406	495
2023 and thereafter	5,575	811
Total	¥ 132,418	$ 19,259